NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Details Narrative)		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 07, 2024	Mar. 31, 2026 USD ($) Segment $ / shares	Mar. 31, 2025 USD ($) Segment	Mar. 31, 2026 USD ($) Segment $ / shares	Mar. 31, 2025 USD ($) Segment	Jun. 30, 2025 USD ($) Segment $ / shares	Jun. 30, 2024 USD ($) Segment $ / shares	Mar. 16, 2026 USD ($)	Aug. 31, 2023 USD ($)
Nature Of Operations And Summary Of Significant Accounting And Reporting Policies
Foreign currency transaction gain loss		$ 1,014,000	$ (1,339,000)			$ 316,000	$ 90,000
Cash and cash equivalents		0		$ 0		0	0
Prepaid expenses		7,733,625		7,733,625		8,334,046		$ 589,523
Prepaid expenses noncurrent		6,057,422		6,057,422		10,925,835		$ 460,477
Deferred offering cost						291,773	27,117
GST tax receivable		$ 11,057		$ 11,057		$ 5,302	$ 2,950
Common stock, par value | $ / shares		$ 0.001		$ 0.001		$ 0.001	$ 0.001
Research and development costs		$ 169,660	$ 54,097	$ 249,822	$ 170,199	$ 223,721	$ 248,102
Beneficial ownership conversion description				Each holder of the convertible notes has agreed to a 4.99% beneficial ownership conversion limitation (subject to certain noteholders’ ability to increase such limitation to 9.99% upon 60 days’ notice to the Company), and each note may not be converted during the first six-month period from the date of issuance.		Each holder of the convertible notes has agreed to a 4.99% beneficial ownership conversion limitation (subject to certain noteholders’ ability to increase such limitation to 9.99% upon 60 days’ notice to the Company), and each note may not be converted during the first six-month period from the date of issuance.
Number of operating segments | Segment		1	1	1	1	1	1
Reverse stock split	one post-split share per sixty thousand pre-split shares (1:60,000)
Refundable advance deposit									$ 120,958
Allowance for recoverability of refundable advance deposit							$ 120,958
Research and development tax credit						$ 0	$ 129,132